Share-Based Compensation - Schedule of Stock Options Valuation Assumptions (Details) - Stock options [member]		12 Months Ended
		Dec. 31, 2018 Rate	Dec. 31, 2017 Rate	Dec. 31, 2016 Rate
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	[1]	27.91%	24.00%	32.00%
Dividend yield	[2]	0.74%		1.43%
Risk-free interest rate	[3]	2.73%		1.36%
Expected term (in years)	[4]	6 years	6 years	6 years
Minimum [member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	[2]		0.92%
Risk-free interest rate	[3]		1.93%
Maximum [member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	[2]		1.03%
Risk-free interest rate	[3]		2.03%

[1]	Estimated using historical movement of Hilton's stock price
[2]	For the year ended December 31, 2018, estimated based on the quarterly dividend and the three-month average stock price at the grant date; for the years ended December 31, 2017 and 2016, estimated based on the expected annualized dividend payment at the grant date.
[3]	Based on the yields of U.S. Department of Treasury instruments with similar expected lives.
[4]	Estimated using the average of the vesting periods and the contractual term of the options.